Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Financial Position) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 548	$ 457	$ 416	$ 540	$ 560	$ 621
Restricted cash	14	14		15
Accounts receivable, less allowance for doubtful accounts of $85 million at June 30, 2014 and $83 million at December 31, 2013	756	1,111		1,055
Inventories	989	931		909
Deferred income taxes	165	162		151
Prepaid expenses	57	47		53
Total current assets	2,529	2,722		2,723
Property and equipment, net of accumulated depreciation of $989 million at June 30, 2014 and $919 million at December 31, 2013	1,076	1,106		1,131
Cable and satellite television distribution rights, net	540	624		764
Goodwill	5,210	5,197		5,234	5,239
Other intangible assets, net	3,243	3,336		3,509
Other noncurrent assets	69	71		77
Investments in subsidiaries	0	0		0
Total assets	12,667	13,056		13,438
Current liabilities:
Current portion of debt and capital lease obligations	11	13		12
Accounts payable-trade	470	425		566
Accrued liabilities	743	1,029		955
Intercompany accounts payable (receivable)	0	0		0
Total current liabilities	1,224	1,467		1,533
Long-term portion of debt and capital lease obligations	3,937	3,800		3,465
Deferred compensation	14	14		12
Deferred income taxes	1,223	1,326		1,410
Other long-term liabilities	157	108		184
Liabilities	6,555	6,715		6,604
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	5,996	6,222		6,690
Noncontrolling interest	116	119		144
Total equity	6,112	6,341		6,834	8,019	7,654
Total liabilities and equity	12,667	13,056		13,438
Parent company
Current assets:
Cash and cash equivalents	18	78	8	75	3	44
Restricted cash	11	11		13
Accounts receivable, less allowance for doubtful accounts of $85 million at June 30, 2014 and $83 million at December 31, 2013	490	816		747
Inventories	725	684		691
Deferred income taxes	147	146		131
Prepaid expenses	28	20		19
Total current assets	1,419	1,755		1,676
Property and equipment, net of accumulated depreciation of $989 million at June 30, 2014 and $919 million at December 31, 2013	253	265		247
Cable and satellite television distribution rights, net	0	0		0
Goodwill	4,169	4,169		4,169
Other intangible assets, net	1,092	1,128		1,280
Other noncurrent assets	9	8		14
Investments in subsidiaries	4,893	4,894		4,844
Total assets	11,835	12,219		12,230
Current liabilities:
Current portion of debt and capital lease obligations	2	2		2
Accounts payable-trade	275	266		324
Accrued liabilities	150	463		402
Intercompany accounts payable (receivable)	1,084	1,019		829
Total current liabilities	1,511	1,750		1,557
Long-term portion of debt and capital lease obligations	3,886	3,745		3,404
Deferred compensation	14	13		11
Deferred income taxes	319	399		431
Other long-term liabilities	109	90		137
Liabilities	5,839	5,997		5,540
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	5,996	6,222		6,690
Noncontrolling interest	0	0		0
Total equity	5,996	6,222		6,690	7,890
Total liabilities and equity	11,835	12,219		12,230
Guarantor subsidiaries
Current assets:
Cash and cash equivalents	162	133	164	165	223	160
Restricted cash	0	0		0
Accounts receivable, less allowance for doubtful accounts of $85 million at June 30, 2014 and $83 million at December 31, 2013	0	0		0
Inventories	0	0		0
Deferred income taxes	0	0		0
Prepaid expenses	0	0		0
Total current assets	162	133		165
Property and equipment, net of accumulated depreciation of $989 million at June 30, 2014 and $919 million at December 31, 2013	66	67		67
Cable and satellite television distribution rights, net	441	510		618
Goodwill	0	0		0
Other intangible assets, net	2,049	2,050		2,049
Other noncurrent assets	0	0		0
Investments in subsidiaries	1,601	1,628		1,838
Total assets	4,319	4,388		4,737
Current liabilities:
Current portion of debt and capital lease obligations	0	0		0
Accounts payable-trade	0	0		0
Accrued liabilities	86	96		106
Intercompany accounts payable (receivable)	(814)	(879)		(816)
Total current liabilities	(728)	(783)		(710)
Long-term portion of debt and capital lease obligations	0	0		0
Deferred compensation	0	0		0
Deferred income taxes	901	923		964
Other long-term liabilities	0	0		17
Liabilities	173	140		271
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	4,146	4,248		4,466
Noncontrolling interest	0	0		0
Total equity	4,146	4,248		4,466	3,915
Total liabilities and equity	4,319	4,388		4,737
Non-guarantor subsidiaries
Current assets:
Cash and cash equivalents	368	246	244	300	334	417
Restricted cash	3	3		2
Accounts receivable, less allowance for doubtful accounts of $85 million at June 30, 2014 and $83 million at December 31, 2013	266	295		308
Inventories	264	247		218
Deferred income taxes	18	16		20
Prepaid expenses	29	27		34
Total current assets	948	834		882
Property and equipment, net of accumulated depreciation of $989 million at June 30, 2014 and $919 million at December 31, 2013	757	774		817
Cable and satellite television distribution rights, net	99	114		146
Goodwill	1,041	1,028		1,065
Other intangible assets, net	102	158		180
Other noncurrent assets	60	63		63
Investments in subsidiaries	0	0		0
Total assets	3,007	2,971		3,153
Current liabilities:
Current portion of debt and capital lease obligations	9	11		10
Accounts payable-trade	195	159		242
Accrued liabilities	507	470		447
Intercompany accounts payable (receivable)	(270)	(140)		(13)
Total current liabilities	441	500		686
Long-term portion of debt and capital lease obligations	51	55		61
Deferred compensation	0	1		1
Deferred income taxes	3	4		15
Other long-term liabilities	48	18		30
Liabilities	543	578		793
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	2,348	2,274		2,216
Noncontrolling interest	116	119		144
Total equity	2,464	2,393		2,360	2,181
Total liabilities and equity	3,007	2,971		3,153
Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0	0	0
Restricted cash	0	0		0
Accounts receivable, less allowance for doubtful accounts of $85 million at June 30, 2014 and $83 million at December 31, 2013	0	0		0
Inventories	0	0		0
Deferred income taxes	0	0		0
Prepaid expenses	0	0		0
Total current assets	0	0		0
Property and equipment, net of accumulated depreciation of $989 million at June 30, 2014 and $919 million at December 31, 2013	0	0		0
Cable and satellite television distribution rights, net	0	0		0
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Other noncurrent assets	0	0		0
Investments in subsidiaries	(6,494)	(6,522)		(6,682)
Total assets	(6,494)	(6,522)		(6,682)
Current liabilities:
Current portion of debt and capital lease obligations	0	0		0
Accounts payable-trade	0	0		0
Accrued liabilities	0	0		0
Intercompany accounts payable (receivable)	0	0		0
Total current liabilities	0	0		0
Long-term portion of debt and capital lease obligations	0	0		0
Deferred compensation	0	0		0
Deferred income taxes	0	0		0
Other long-term liabilities	0	0		0
Liabilities	0	0		0
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	(6,494)	(6,522)		(6,682)
Noncontrolling interest	0	0		0
Total equity	(6,494)	(6,522)		(6,682)	(5,967)
Total liabilities and equity	$ (6,494)	$ (6,522)		$ (6,682)